Accounting policies and statement of compliance - Additional Information (Details) - EUR (€) € in Thousands			12 Months Ended
	Jan. 01, 2019	Mar. 24, 2016	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [Line Items]
Treshold for lease of assets recognised	€ 5
Weighted average lessee's incremental borrowing rate	2.01%
Defined contribution plan, contribution percentage			2.20%
Defined contribution plan, contribution percentage by employer			1.40%
Defined contribution plan, contribution percentage by employee			0.80%
Other long term benefits, years of service, threshold one		10 years	10 years
Other long term benefits, years of service, threshold two		15 years	15 years
Other long term benefits, years of service, threshold three		20 years	20 years
Other intangible assets | Bottom of range
Disclosure of initial application of standards or interpretations [Line Items]
Amortisation period, intangible assets other than goodwill			1 year
Other intangible assets | Top of range
Disclosure of initial application of standards or interpretations [Line Items]
Amortisation period, intangible assets other than goodwill			3 years